Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets		¥ 6,471,887		¥ 5,237,073		$ 913,450
Cash and bank balances		5,753,268		5,559,890	¥ 5,390,324	812,024	$ 784,729	¥ 3,653,914
Others	[1]	26,956		46,672		3,805
Total assets		23,854,191		21,657,964		3,366,811
Non-current liabilities		(1,071,751)		(951,160)		(151,268)
Others		(999)		(14)		(141)
Total liabilities		(12,280,806)		(10,510,410)		(1,733,329)
Equity		11,573,385		11,147,554	10,961,904	1,633,482		¥ 10,053,654
Investment in joint ventures		273,991		222,812		38,671
Revenue		18,016,085	$ 2,542,813	16,263,248	16,197,819
Depreciation and amortization		(465,209)	(65,661)	(433,885)	(444,181)
Interest expense		(126,851)	(17,904)	(108,339)	(96,072)
Profit/(loss) for the year, representing total comprehensive income for the year		872,217	123,106	1,056,291	1,243,333
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		19,215	$ 2,712	11,693	¥ 10,082
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Non-current assets		774,046		755,671
Cash and bank balances		164,942		113,061
Others		1,060,805		646,751
Total assets		1,999,793		1,515,483
Non-current liabilities		(84,154)		(46,603)
Loans and borrowings				(51,534)
Others		(1,396,116)		(942,306)
Total liabilities		(1,480,270)		(1,040,443)
Equity		¥ 519,523		¥ 475,040
Proportion of the Group's ownership		45.00%	45.00%	45.00%	45.00%
Group's share of net assets		¥ 233,786		¥ 213,768
Unrealized profit on transactions with joint venture		(57,704)		(58,087)
Investment in joint ventures		176,082		155,681		24,852
Revenue		2,404,244		1,443,238	¥ 1,331,823
Depreciation and amortization		(26,099)		(45,254)	(20,831)
Interest expense		(29,606)		(24,605)	(28,663)
Profit/(loss) for the year, representing total comprehensive income for the year		¥ 44,484		¥ 43,359	¥ 55,982
Proportion of the Group's ownership		45.00%	45.00%	45.00%	45.00%
Group's share of profit/(loss)		¥ 20,018		¥ 19,512	¥ 25,192
Unrealized profit on transactions with joint venture		8,466		(1,900)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		28,484	$ 4,020	17,612	17,755
Y & C Engine Co., Ltd. [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures		176,082		155,681
Unrealized profit on transactions with joint venture					(7,437)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		28,484		17,612	17,755
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets		876,409		828,013		123,697
Cash and bank balances		228,774		134,768		32,289
Others		1,290,257		855,773		182,109
Total assets		2,395,440		1,818,554		338,095
Non-current liabilities		(84,154)		(46,603)		(11,878)
Loans and borrowings				(51,534)
Others		(1,597,447)		(1,116,548)		(225,466)
Total liabilities		(1,681,601)		(1,214,685)		(237,344)
Equity		713,839		603,869		100,751
Investment in joint ventures		273,991		222,812		38,671
Revenue		2,586,549	365,069	1,603,818	1,331,823
Depreciation and amortization		(32,503)	(4,588)	(48,998)	(21,058)
Interest expense		(34,623)	(4,887)	(26,294)	(29,006)
Profit/(loss) for the year, representing total comprehensive income for the year		25,970	3,665	39,162	39,009
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		19,215	2,712	11,693	10,082
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures		267,807		215,313		37,798
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		19,712	2,782	10,730	9,268
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures		6,184		7,499		873
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		(497)	$ (70)	963	¥ 814
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets		78,362		72,342
Cash and bank balances		9,265		21,707
Others		221,482		209,022
Total assets		309,109		303,071
Non-current liabilities		0
Others		(179,680)		(174,242)
Total liabilities		(179,680)		(174,242)
Equity		¥ 129,429		¥ 128,829
Proportion of the Group's ownership		50.00%	50.00%	50.00%	50.00%
Group's share of net assets		¥ 64,714		¥ 64,415
Unrealized profit on transactions with joint venture		(4,783)		(4,783)
Investment in joint ventures		59,931		59,632		$ 8,459
Revenue		178,796		160,580
Depreciation and amortization		(6,379)		(3,744)	¥ (227)
Interest expense		(5,017)		(1,689)	(343)
Profit/(loss) for the year, representing total comprehensive income for the year		¥ 600		¥ (4,197)	¥ (16,973)
Proportion of the Group's ownership		50.00%	50.00%	50.00%	50.00%
Group's share of profit/(loss)		¥ 300		¥ (2,099)	¥ (8,487)
Unrealized profit on transactions with joint venture		294		(4,783)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		594	$ 84	(6,882)	(8,487)
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures		59,931		59,632
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		594		¥ (6,882)	¥ (8,487)
Eberspaecher Yuchai [Member]
Disclosure of joint ventures [line items]
Non-current assets		24,001
Cash and bank balances		54,567
Others		7,970
Total assets		86,538
Others		(21,651)
Total liabilities		(21,651)
Equity		¥ 64,887
Proportion of the Group's ownership		49.00%	49.00%
Group's share of net assets		¥ 31,794
Unrealized profit on transactions with joint venture		31,794
Investment in joint ventures		31,794
Revenue		3,509
Depreciation and amortization		(25)
Profit/(loss) for the year, representing total comprehensive income for the year		¥ (19,114)
Proportion of the Group's ownership		49.00%	49.00%
Group's share of profit/(loss)		¥ (9,366)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		(9,366)
Eberspaecher Yuchai [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures		31,794
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures		¥ (9,366)

[1]	On September 19, 2018, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through profit or loss.